SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investment in marketable securities Inventories, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investment in marketable securities	¥ 169,815	$ 26,648	¥ 0
Inventories, net	¥ 1,250		¥ 2,398